Repurchase Agreements (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 12,346	$ 11,085	$ 9,393
Repurchase Agreements U.S. government agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	12,346	11,085	9,393
Overnight and Continuous [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	12,346	11,085	9,393
Overnight and Continuous [Member] | Repurchase Agreements U.S. government agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	12,346	11,085	9,393
Up to 30 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0	0
Up to 30 Days [Member] | Repurchase Agreements U.S. government agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0	0
30-90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0	0
30-90 Days [Member] | Repurchase Agreements U.S. government agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0	0
Greater than 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0	0	0
Greater than 90 Days [Member] | Repurchase Agreements U.S. government agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 0	$ 0	$ 0